Investments in Associates and Joint Ventures - Market Price of Investments in Listed Associates (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
NanoEnTek, Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 4,235	₩ 5,950
Number of shares	7,600,649	6,960,445
Market value	₩ 32,189	₩ 41,415
SK hynix Inc. [member]
Disclosure of associates [Line Items]
Market price per share	₩ 60,500	₩ 76,500
Number of shares	146,100,000	146,100,000
Market value	₩ 8,839,050	₩ 11,176,650
S.M. Culture & Contents Co., Ltd [member]
Disclosure of associates [Line Items]
Market price per share	₩ 2,020	₩ 2,700
Number of shares	22,033,898	22,033,898
Market value	₩ 44,508	₩ 59,492